Form N-1A Supplement	May 01, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Principal Variable Contracts Funds, Inc.
Supplement dated February 27, 2026
to the Prospectus dated May 1, 2025
(as previously supplemented)
(Not all Accounts are offered in all variable annuity and variable life contracts.)
This supplement updates information currently in the Prospectus. Please retain this supplement for future reference.